INTANGIBLE ASSETS, NET (Details)	Sep. 30, 2025 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 2,634,825
Less: accumulated amortization	(274,414)
Less: impairment	(1,250,000)
Intangible assets, net	1,110,411
Customer Lists
INTANGIBLE ASSETS, NET
Intangible assets, gross	334,825
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 2,300,000